Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends to shareholders, per common share	$ 1.63	$ 1.28	$ 0.99